Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEASONS SERIES TRUST
Entity Central Index Key	0001003239
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000021813 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)*	$134	1.27%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 134	[1]
Expense Ratio, Percent	1.27%	[1]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.18% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 9.56% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: industrials; energy; health care. On an absolute basis, position weightings: Vertiv Holdings Co., Class A; Comfort Systems USA, Inc.; Palantir Technologies, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: business services; information technology; industrials. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; NU Holdings, Ltd., Class A; Axon Enterprise, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer discretionary; materials. Security selection in the following sectors: information technology; industrials; health care. Position weightings: Celestica, Inc.; Exact Sciences Corp.; Corning, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: communication services; materials; financials. Security selection in the following sectors: information technology; industrials and business services; health care. Position weightings: Databricks, Inc.; Celestica, Inc.; Trade Desk, Inc., Class A
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: communication services; financials; consumer discretionary. On an absolute basis, position weightings: HubSpot, Inc.; Gartner, Inc.; Flutter Entertainment PLC
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: energy; consumer services; consumer cyclicals. On an absolute basis, position weightings: Hess Corp.; Targa Resources Corp.; Tractor Supply Co.
Wellington Management Company LLP  | Allocations in the following sectors: industrials; information technology; communication services. Security selection in the following sectors: consumer discretionary; communication services; real estate. Position weightings: BellRing Brands, Inc.; Comfort Systems USA, Inc. (lack of exposure); ROBLOX Corp., Class A
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: information technology; industrials and business services; health care. Security selection in the following sectors: real estate; materials; consumer discretionary. Position weightings: Astera Labs, Inc.; Primo Brands Corp.; Viper Energy, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 3)	11.18%	3.28%	11.46%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 144,000,000
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$144M
Total number of portfolio holdings	431
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	81%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.4%
Retail	7.9%
Aerospace/Defense	7.0%
Commercial Services	5.2%
Leisure Time	4.5%
Biotechnology	4.2%
Machinery-Construction & Mining	4.1%
Internet	4.1%
Healthcare-Products	4.0%
Diversified Financial Services	3.9%
Pharmaceuticals	2.9%
Electronics	2.9%
Lodging	2.8%
Telecommunications	2.7%
Electric	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021812 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)*	$123	1.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 123	[2]
Expense Ratio, Percent	1.16%	[2]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.31% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 9.56% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: industrials; energy; health care. On an absolute basis, position weightings: Vertiv Holdings Co., Class A; Comfort Systems USA, Inc.; Palantir Technologies, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: business services; information technology; industrials. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; NU Holdings, Ltd., Class A; Axon Enterprise, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer discretionary; materials. Security selection in the following sectors: information technology; industrials; health care. Position weightings: Celestica, Inc.; Exact Sciences Corp.; Corning, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: communication services; materials; financials. Security selection in the following sectors: information technology; industrials and business services; health care. Position weightings: Databricks, Inc.; Celestica, Inc.; Trade Desk, Inc., Class A
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: communication services; financials; consumer discretionary. On an absolute basis, position weightings: HubSpot, Inc.; Gartner, Inc.; Flutter Entertainment PLC
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: energy; consumer services; consumer cyclicals. On an absolute basis, position weightings: Hess Corp.; Targa Resources Corp.; Tractor Supply Co.
Wellington Management Company LLP  | Allocations in the following sectors: industrials; information technology; communication services. Security selection in the following sectors: consumer discretionary; communication services; real estate. Position weightings: BellRing Brands, Inc.; Comfort Systems USA, Inc. (lack of exposure); ROBLOX Corp., Class A
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: information technology; industrials and business services; health care. Security selection in the following sectors: real estate; materials; consumer discretionary. Position weightings: Astera Labs, Inc.; Primo Brands Corp.; Viper Energy, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 2)	11.31%	3.39%	11.57%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 144,000,000
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$144M
Total number of portfolio holdings	431
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	81%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.4%
Retail	7.9%
Aerospace/Defense	7.0%
Commercial Services	5.2%
Leisure Time	4.5%
Biotechnology	4.2%
Machinery-Construction & Mining	4.1%
Internet	4.1%
Healthcare-Products	4.0%
Diversified Financial Services	3.9%
Pharmaceuticals	2.9%
Electronics	2.9%
Lodging	2.8%
Telecommunications	2.7%
Electric	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021811 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)*	$107	1.01%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 107	[3]
Expense Ratio, Percent	1.01%	[3]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.48% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 9.56% for the Russell Midcap® Growth Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: industrials; energy; health care. On an absolute basis, position weightings: Vertiv Holdings Co., Class A; Comfort Systems USA, Inc.; Palantir Technologies, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: business services; information technology; industrials. On an absolute basis, position weightings: Palantir Technologies, Inc., Class A; NU Holdings, Ltd., Class A; Axon Enterprise, Inc.
Wellington Management Company LLP  | Allocations in the following sectors: financials; consumer discretionary; materials. Security selection in the following sectors: information technology; industrials; health care. Position weightings: Celestica, Inc.; Exact Sciences Corp.; Corning, Inc.
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: communication services; materials; financials. Security selection in the following sectors: information technology; industrials and business services; health care. Position weightings: Databricks, Inc.; Celestica, Inc.; Trade Desk, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: communication services; financials; consumer discretionary. On an absolute basis, position weightings: HubSpot, Inc.; Gartner, Inc.; Flutter Entertainment PLC
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: energy; consumer services; consumer cyclicals. On an absolute basis, position weightings: Hess Corp.; Targa Resources Corp.; Tractor Supply Co.
Wellington Management Company LLP  | Allocations in the following sectors: industrials; information technology; communication services. Security selection in the following sectors: consumer discretionary; communication services; real estate. Position weightings: BellRing Brands, Inc.; Comfort Systems USA, Inc. (lack of exposure); ROBLOX Corp., Class A
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: information technology; industrials and business services; health care. Security selection in the following sectors: real estate; materials; consumer discretionary. Position weightings: Astera Labs, Inc.; Primo Brands Corp.; Viper Energy, Inc., Class A

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Growth Portfolio (Class 1)	11.48%	3.55%	11.74%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Growth Index	9.56%	5.37%	11.69%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 144,000,000
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$144M
Total number of portfolio holdings	431
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	81%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	13.4%
Retail	7.9%
Aerospace/Defense	7.0%
Commercial Services	5.2%
Leisure Time	4.5%
Biotechnology	4.2%
Machinery-Construction & Mining	4.1%
Internet	4.1%
Healthcare-Products	4.0%
Diversified Financial Services	3.9%
Pharmaceuticals	2.9%
Electronics	2.9%
Lodging	2.8%
Telecommunications	2.7%
Electric	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021814 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 1)*	$107	1.00%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 107	[4]
Expense Ratio, Percent	1.00%	[4]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 13.37% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 17.62% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; Western Digital Corp.; Corning, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; telecommunication services; utilities. On an absolute basis, position weightings: Strategy, Inc., Class A; Robinhood Markets, Inc., Class A; Digital Realty Trust, Inc.
Massachusetts Financial Services Company  | Allocations in the following sectors: real estate; energy. Security selection in the following sectors: real estate; energy . Position weightings: Flex, Ltd; Corning, Inc; Coinbase Global, Inc., Class A (lack of exposure)
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; consumer staples; real estate. Security selection in the following sectors: information technology; consumer discretionary; energy. Position weightings: Sandisk Corp.; Corning, Inc.; MKS, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: real estate; consumer staples. On an absolute basis, position weightings: Charter Communications, Inc., Class A.; Fidelity National Information Services, Inc.; Coinbase Global, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: health care; energy; financials. On an absolute basis, position weightings: Baker Hughes Co.; ONEOK, Inc.; Arthur J. Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; information technology; health care. Position weightings: Sandisk Corp (lack of exposure); Western Digital Corp. (lack of exposure); Graphic Packaging Holding Co.
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: financials; health care; materials. Security selection in the following sectors: health care; industrials and business services; consumer staples. Position weightings: Perrigo Co. PLC; GoDaddy, Inc., Class A; Baxter International, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 1)	13.37%	7.99%	9.58%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Value Index	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 182,000,000
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	783
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.3%
Electric	7.0%
Oil & Gas	5.7%
Insurance	5.6%
Banks	4.6%
Electronics	4.3%
Machinery-Diversified	3.7%
Diversified Financial Services	3.7%
Commercial Services	3.4%
Computers	3.3%
Retail	3.1%
Healthcare-Products	3.1%
Food	2.5%
Software	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021815 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 2)*	$123	1.15%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 123	[5]
Expense Ratio, Percent	1.15%	[5]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 13.17% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 17.62% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; Western Digital Corp.; Corning, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; telecommunication services; utilities. On an absolute basis, position weightings: Strategy, Inc., Class A; Robinhood Markets, Inc., Class A; Digital Realty Trust, Inc.
Massachusetts Financial Services Company  | Allocations in the following sectors: real estate; energy. Security selection in the following sectors: real estate; energy . Position weightings: Flex, Ltd; Corning, Inc; Coinbase Global, Inc., Class A (lack of exposure)
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; consumer staples; real estate. Security selection in the following sectors: information technology; consumer discretionary; energy. Position weightings: Sandisk Corp.; Corning, Inc.; MKS, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: real estate; consumer staples. On an absolute basis, position weightings: Charter Communications, Inc., Class A.; Fidelity National Information Services, Inc.; Coinbase Global, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: health care; energy; financials. On an absolute basis, position weightings: Baker Hughes Co.; ONEOK, Inc.; Arthur J. Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; information technology; health care. Position weightings: Sandisk Corp (lack of exposure); Western Digital Corp. (lack of exposure); Graphic Packaging Holding Co.
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: financials; health care; materials. Security selection in the following sectors: health care; industrials and business services; consumer staples. Position weightings: Perrigo Co. PLC; GoDaddy, Inc., Class A; Baxter International, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 2)	13.17%	7.83%	9.41%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Value Index	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 182,000,000
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	783
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.3%
Electric	7.0%
Oil & Gas	5.7%
Insurance	5.6%
Banks	4.6%
Electronics	4.3%
Machinery-Diversified	3.7%
Diversified Financial Services	3.7%
Commercial Services	3.4%
Computers	3.3%
Retail	3.1%
Healthcare-Products	3.1%
Food	2.5%
Software	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021816 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Mid Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Mid Cap Value Portfolio (Class 3)*	$134	1.26%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 134	[6]
Expense Ratio, Percent	1.26%	[6]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 13.02% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 17.62% for the Russell Midcap® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. Growth-oriented stocks outperformed value in the large-cap space, while value held up better than growth in mid- and small-caps.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; Western Digital Corp.; Corning, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; telecommunication services; utilities. On an absolute basis, position weightings: Strategy, Inc., Class A; Robinhood Markets, Inc., Class A; Digital Realty Trust, Inc.
Massachusetts Financial Services Company  | Allocations in the following sectors: real estate; energy. Security selection in the following sectors: real estate; energy . Position weightings: Flex, Ltd; Corning, Inc; Coinbase Global, Inc., Class A (lack of exposure)
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: information technology; consumer staples; real estate. Security selection in the following sectors: information technology; consumer discretionary; energy. Position weightings: Sandisk Corp.; Corning, Inc.; MKS, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: real estate; consumer staples. On an absolute basis, position weightings: Charter Communications, Inc., Class A.; Fidelity National Information Services, Inc.; Coinbase Global, Inc., Class A
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: health care; energy; financials. On an absolute basis, position weightings: Baker Hughes Co.; ONEOK, Inc.; Arthur J. Gallagher & Co.
Massachusetts Financial Services Company  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; information technology; health care. Position weightings: Sandisk Corp (lack of exposure); Western Digital Corp. (lack of exposure); Graphic Packaging Holding Co.
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: financials; health care; materials. Security selection in the following sectors: health care; industrials and business services; consumer staples. Position weightings: Perrigo Co. PLC; GoDaddy, Inc., Class A; Baxter International, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Mid Cap Value Portfolio (Class 3)	13.02%	7.71%	9.30%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell Midcap® Value Index	17.62%	7.94%	9.75%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 182,000,000
Holdings Count | Holding	783
Advisory Fees Paid, Amount	$ 1,600,000
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$182M
Total number of portfolio holdings	783
Total net advisory fee paid	$1.6M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.3%
Electric	7.0%
Oil & Gas	5.7%
Insurance	5.6%
Banks	4.6%
Electronics	4.3%
Machinery-Diversified	3.7%
Diversified Financial Services	3.7%
Commercial Services	3.4%
Computers	3.3%
Retail	3.1%
Healthcare-Products	3.1%
Food	2.5%
Software	2.4%
Aerospace/Defense	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021819 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 3)*	$146	1.33%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 146	[7]
Expense Ratio, Percent	1.33%	[7]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 18.89% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 25.72% for the Russell 2000® Index (the "Performance Index"). Over the period, the small cap Russell 2000® Index outperformed large cap stocks as represented by the S&P 500® Index, returning 25.72% versus 17.80%, respectively for the trailing 12 months period. Value underperformed growth, with the Russell 3000® Value Index returning 16.37% and the Russell 3000® Growth Index returning 18.75%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; TTM Technologies, Inc.; Kratos Defense & Security Solutions, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: utilities; industrials. On an absolute basis, position weightings: AeroVironment, Inc.; ADMA Biologics, Inc.; MARA Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: industrials; real estate; materials. Security selection in the following sectors: information technology; utilities. Position weightings: Lumentum Holdings, Inc.; Ciena Corp.; Viavi Solutions, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; software & services; basic materials. Security selection in the following sectors: finance; software & services; industrial cyclical. Position weightings: Cipher Digital, Inc.; Terns Pharmaceuticals, Inc.; Modine Manufacturing Co.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer staples. On an absolute basis, position weightings: Inspire Medical Systems, Inc.; SPS Commerce, Inc.; ADMA Biologics, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: financials; health care; energy. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Sandisk Corp.; Celanese Corp.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; cash; health care. Security selection in the following sectors: health care; financials; industrials. Position weightings: Compass Diversified Holdings; Phreesia, Inc.; ASGN, Inc.
J.P. Morgan Investment Management Inc.   | Allocations in the following sectors: industrial cyclical; retail; semiconductors. Security selection in the following sectors: systems hardware; health services & systems; pharmaceuticals. Position weightings: Bloom Energy Corp., Class A; Treace Medical Concepts, Inc.; Frequency Therapeutics, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 3)	18.89%	3.48%	8.34%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 128,000,000
Holdings Count | Holding	1,050
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$128M
Total number of portfolio holdings	1,050
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.7%
REITS	5.4%
Software	5.0%
Biotechnology	4.4%
Healthcare-Products	4.2%
Diversified Financial Services	3.8%
Telecommunications	3.6%
Commercial Services	3.4%
Electronics	3.2%
Oil & Gas	3.0%
Chemicals	2.9%
Retail	2.8%
Semiconductors	2.8%
Engineering & Construction	2.8%
Insurance	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021818 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 2)*	$134	1.22%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 134	[8]
Expense Ratio, Percent	1.22%	[8]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 18.97% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 25.72% for the Russell 2000® Index (the "Performance Index"). Over the period, the small cap Russell 2000® Index outperformed large cap stocks as represented by the S&P 500® Index, returning 25.72% versus 17.80%, respectively for the trailing 12 months period. Value underperformed growth, with the Russell 3000® Value Index returning 16.37% and the Russell 3000® Growth Index returning 18.75%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; TTM Technologies, Inc.; Kratos Defense & Security Solutions, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: utilities; industrials. On an absolute basis, position weightings: AeroVironment, Inc.; ADMA Biologics, Inc.; MARA Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: industrials; real estate; materials. Security selection in the following sectors: information technology; utilities. Position weightings: Lumentum Holdings, Inc.; Ciena Corp.; Viavi Solutions, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; software & services; basic materials. Security selection in the following sectors: finance; software & services; industrial cyclical. Position weightings: Cipher Digital, Inc.; Terns Pharmaceuticals, Inc.; Modine Manufacturing Co.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer staples. On an absolute basis, position weightings: Inspire Medical Systems, Inc.; SPS Commerce, Inc.; ADMA Biologics, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: financials; health care; energy. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Sandisk Corp.; Celanese Corp.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; cash; health care. Security selection in the following sectors: health care; financials; industrials. Position weightings: Compass Diversified Holdings; Phreesia, Inc.; ASGN, Inc.
J.P. Morgan Investment Management Inc.   | Allocations in the following sectors: industrial cyclical; retail; semiconductors. Security selection in the following sectors: systems hardware; health services & systems; pharmaceuticals. Position weightings: Bloom Energy Corp., Class A; Treace Medical Concepts, Inc.; Frequency Therapeutics, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 2)	18.97%	3.57%	8.44%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 128,000,000
Holdings Count | Holding	1,050
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$128M
Total number of portfolio holdings	1,050
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.7%
REITS	5.4%
Software	5.0%
Biotechnology	4.4%
Healthcare-Products	4.2%
Diversified Financial Services	3.8%
Telecommunications	3.6%
Commercial Services	3.4%
Electronics	3.2%
Oil & Gas	3.0%
Chemicals	2.9%
Retail	2.8%
Semiconductors	2.8%
Engineering & Construction	2.8%
Insurance	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021817 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Small Cap
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Small Cap Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Small Cap Portfolio (Class 1)*	$118	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 118	[9]
Expense Ratio, Percent	1.08%	[9]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 19.17% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 25.72% for the Russell 2000® Index (the "Performance Index"). Over the period, the small cap Russell 2000® Index outperformed large cap stocks as represented by the S&P 500® Index, returning 25.72% versus 17.80%, respectively for the trailing 12 months period. Value underperformed growth, with the Russell 3000® Value Index returning 16.37% and the Russell 3000® Growth Index returning 18.75%.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; industrials; energy. On an absolute basis, position weightings: Sandisk Corp.; TTM Technologies, Inc.; Kratos Defense & Security Solutions, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: utilities; industrials. On an absolute basis, position weightings: AeroVironment, Inc.; ADMA Biologics, Inc.; MARA Holdings, Inc.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: industrials; real estate; materials. Security selection in the following sectors: information technology; utilities. Position weightings: Lumentum Holdings, Inc.; Ciena Corp.; Viavi Solutions, Inc.
J.P. Morgan Investment Management Inc.  | Allocations in the following sectors: systems hardware; software & services; basic materials. Security selection in the following sectors: finance; software & services; industrial cyclical. Position weightings: Cipher Digital, Inc.; Terns Pharmaceuticals, Inc.; Modine Manufacturing Co.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer staples. On an absolute basis, position weightings: Inspire Medical Systems, Inc.; SPS Commerce, Inc.; ADMA Biologics, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: financials; health care; energy. On an absolute basis, position weightings: Corcept Therapeutics, Inc.; Sandisk Corp.; Celanese Corp.
Schroder Investment Management North America Inc.  | Allocations in the following sectors: energy; cash; health care. Security selection in the following sectors: health care; financials; industrials. Position weightings: Compass Diversified Holdings; Phreesia, Inc.; ASGN, Inc.
J.P. Morgan Investment Management Inc.   | Allocations in the following sectors: industrial cyclical; retail; semiconductors. Security selection in the following sectors: systems hardware; health services & systems; pharmaceuticals. Position weightings: Bloom Energy Corp., Class A; Treace Medical Concepts, Inc.; Frequency Therapeutics, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Small Cap Portfolio (Class 1)	19.17%	3.74%	8.60%
Russell 3000® Index	18.09%	10.87%	13.72%
Russell 2000® Index	25.72%	3.77%	9.88%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 128,000,000
Holdings Count | Holding	1,050
Advisory Fees Paid, Amount	$ 1,100,000
Investment Company Portfolio Turnover	67.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$128M
Total number of portfolio holdings	1,050
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	67%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.7%
REITS	5.4%
Software	5.0%
Biotechnology	4.4%
Healthcare-Products	4.2%
Diversified Financial Services	3.8%
Telecommunications	3.6%
Commercial Services	3.4%
Electronics	3.2%
Oil & Gas	3.0%
Chemicals	2.9%
Retail	2.8%
Semiconductors	2.8%
Engineering & Construction	2.8%
Insurance	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021820 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 1)*	$124	1.13%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 124	[10]
Expense Ratio, Percent	1.13%	[10]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 20.14% for the year ended March 31, 2026, compared to 21.27% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, based on MSCI Indices for developed and emerging markets stocks, U.S. stocks trailed European and Japanese stocks. Emerging markets stocks outpaced those in developed markets.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: financials; industrials; energy. On an absolute basis, position weightings: ASML Holding NV; HSBC Holdings PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Japan; United Kingdom; Netherlands
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: industrials; financials; consumer staples. On an absolute basis, position weightings: SAP SE; Toyota Motor Corp.; Nestle SA. On an absolute basis, exposure to the following countries/regions: Japan; Germany; Australia
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; consumer discretionary; real estate. Position weightings: Banco Bilbao Vizcaya Argentaria SA; Erste Group Bank AG.; Taiwan Semiconductor Manufacturing Co., Ltd. Countries/regions: North America
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: energy; information technology; communication services. Security selection in the following sectors: information technology; industrials and business services; materials. Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Samsung Electronics Co., Ltd.; Prysmian SpA. Countries/regions: South Korea; France; Taiwan
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer discretionary; consumer staples; communication services. On an absolute basis, position weightings: RELX PLC; Novo Nordisk A/S, Class B; SAP SE. On an absolute basis, exposure to the following countries/regions: Denmark; Germany; New Zealand
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: real estate; health care; energy. On an absolute basis, position weightings: LVMH Moet Hennessy Louis Vuitton SE; BP PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Hong Kong; Denmark; Singapore
Schroder Investment Management North America Inc.  | Allocations in the following sectors: consumer discretionary; health care; utilities. Security selection in the following sectors: industrials; consumer staples; information technology. Position weightings: Siemens AG. (lack of exposure); Banco Santander SA (lack of exposure); Novartis AG (lack of exposure). Countries/regions: Japan; United Kingdom; Continental Europe
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: utilities; cash; consumer discretionary. Security selection in the following sectors: financials; consumer staples; health care. Position weightings: Unilever PLC; Siemens, Ltd.; Compass Group PLC. Countries/regions: Japan; United Kingdom; Germany

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 1)	20.14%	6.59%	8.08%
MSCI EAFE Index (net)	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 273,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	737
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.4%
Pharmaceuticals	8.8%
Semiconductors	6.7%
Insurance	5.1%
Oil & Gas	4.6%
Aerospace/Defense	3.5%
Electric	3.1%
Retail	3.1%
Telecommunications	3.0%
Food	2.9%
Electrical Components & Equipment	2.5%
Cosmetics/Personal Care	2.4%
Mining	2.3%
Building Materials	2.2%
Machinery-Construction & Mining	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021821 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 2)*	$141	1.28%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 141	[11]
Expense Ratio, Percent	1.28%	[11]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 19.97% for the year ended March 31, 2026, compared to 21.27% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, based on MSCI Indices for developed and emerging markets stocks, U.S. stocks trailed European and Japanese stocks. Emerging markets stocks outpaced those in developed markets.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: financials; industrials; energy. On an absolute basis, position weightings: ASML Holding NV; HSBC Holdings PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Japan; United Kingdom; Netherlands
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: industrials; financials; consumer staples. On an absolute basis, position weightings: SAP SE; Toyota Motor Corp.; Nestle SA. On an absolute basis, exposure to the following countries/regions: Japan; Germany; Australia
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; consumer discretionary; real estate. Position weightings: Banco Bilbao Vizcaya Argentaria SA; Erste Group Bank AG.; Taiwan Semiconductor Manufacturing Co., Ltd. Countries/regions: North America
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: energy; information technology; communication services. Security selection in the following sectors: information technology; industrials and business services; materials. Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Samsung Electronics Co., Ltd.; Prysmian SpA. Countries/regions: South Korea; France; Taiwan
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer discretionary; consumer staples; communication services. On an absolute basis, position weightings: RELX PLC; Novo Nordisk A/S, Class B; SAP SE. On an absolute basis, exposure to the following countries/regions: Denmark; Germany; New Zealand
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: real estate; health care; energy. On an absolute basis, position weightings: LVMH Moet Hennessy Louis Vuitton SE; BP PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Hong Kong; Denmark; Singapore
Schroder Investment Management North America Inc.  | Allocations in the following sectors: consumer discretionary; health care; utilities. Security selection in the following sectors: industrials; consumer staples; information technology. Position weightings: Siemens AG. (lack of exposure); Banco Santander SA (lack of exposure); Novartis AG (lack of exposure). Countries/regions: Japan; United Kingdom; Continental Europe
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: utilities; cash; consumer discretionary. Security selection in the following sectors: financials; consumer staples; health care. Position weightings: Unilever PLC; Siemens, Ltd.; Compass Group PLC. Countries/regions: Japan; United Kingdom; Germany

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 2)	19.97%	6.43%	7.93%
MSCI EAFE Index (net)	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 273,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	737
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.4%
Pharmaceuticals	8.8%
Semiconductors	6.7%
Insurance	5.1%
Oil & Gas	4.6%
Aerospace/Defense	3.5%
Electric	3.1%
Retail	3.1%
Telecommunications	3.0%
Food	2.9%
Electrical Components & Equipment	2.5%
Cosmetics/Personal Care	2.4%
Mining	2.3%
Building Materials	2.2%
Machinery-Construction & Mining	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021822 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed International Equity
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed International Equity Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed International Equity Portfolio (Class 3)*	$152	1.38%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 152	[12]
Expense Ratio, Percent	1.38%	[12]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 19.85% for the year ended March 31, 2026, compared to 21.27% for the MSCI EAFE Index (net) (a broad-based securities market index & "Performance Index"). Over the period, based on MSCI Indices for developed and emerging markets stocks, U.S. stocks trailed European and Japanese stocks. Emerging markets stocks outpaced those in developed markets.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: financials; industrials; energy. On an absolute basis, position weightings: ASML Holding NV; HSBC Holdings PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Japan; United Kingdom; Netherlands
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: industrials; financials; consumer staples. On an absolute basis, position weightings: SAP SE; Toyota Motor Corp.; Nestle SA. On an absolute basis, exposure to the following countries/regions: Japan; Germany; Australia
Schroder Investment Management North America Inc.  | Allocations in the following sectors: information technology. Security selection in the following sectors: materials; consumer discretionary; real estate. Position weightings: Banco Bilbao Vizcaya Argentaria SA; Erste Group Bank AG.; Taiwan Semiconductor Manufacturing Co., Ltd. Countries/regions: North America
T. Rowe Price Associates, Inc.  | Allocations in the following sectors: energy; information technology; communication services. Security selection in the following sectors: information technology; industrials and business services; materials. Position weightings: Taiwan Semiconductor Manufacturing Co., Ltd.; Samsung Electronics Co., Ltd.; Prysmian SpA. Countries/regions: South Korea; France; Taiwan
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: consumer discretionary; consumer staples; communication services. On an absolute basis, position weightings: RELX PLC; Novo Nordisk A/S, Class B; SAP SE. On an absolute basis, exposure to the following countries/regions: Denmark; Germany; New Zealand
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: real estate; health care; energy. On an absolute basis, position weightings: LVMH Moet Hennessy Louis Vuitton SE; BP PLC; Shell PLC. On an absolute basis, exposure to the following countries/regions: Hong Kong; Denmark; Singapore
Schroder Investment Management North America Inc.  | Allocations in the following sectors: consumer discretionary; health care; utilities. Security selection in the following sectors: industrials; consumer staples; information technology. Position weightings: Siemens AG. (lack of exposure); Banco Santander SA (lack of exposure); Novartis AG (lack of exposure). Countries/regions: Japan; United Kingdom; Continental Europe
T. Rowe Price Associates, Inc.   | Allocations in the following sectors: utilities; cash; consumer discretionary. Security selection in the following sectors: financials; consumer staples; health care. Position weightings: Unilever PLC; Siemens, Ltd.; Compass Group PLC. Countries/regions: Japan; United Kingdom; Germany

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed International Equity Portfolio (Class 3)	19.85%	6.30%	7.81%
MSCI EAFE Index (net)	21.27%	7.91%	8.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 273,000,000
Holdings Count | Holding	737
Advisory Fees Paid, Amount	$ 2,600,000
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	737
Total net advisory fee paid	$2.6M
Portfolio turnover rate during the reporting period	37%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	16.4%
Pharmaceuticals	8.8%
Semiconductors	6.7%
Insurance	5.1%
Oil & Gas	4.6%
Aerospace/Defense	3.5%
Electric	3.1%
Retail	3.1%
Telecommunications	3.0%
Food	2.9%
Electrical Components & Equipment	2.5%
Cosmetics/Personal Care	2.4%
Mining	2.3%
Building Materials	2.2%
Machinery-Construction & Mining	2.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021825 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Diversified Fixed Income
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)*	$98	0.96%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 98	[13]
Expense Ratio, Percent	0.96%	[13]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 3.88% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. rates stayed elevated as inflationary pressure remained sticky, first from tariff-driven price increases and then from the Iran conflict lifting energy costs.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: high-yield (industrials and non-corporates); non-agency residential mortgage-backed securities; agency mortgage-backed securities; investment-grade credit (utilities and non-corporates). Security selection in the following sectors: investment-grade credit (utilities)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. government; agency mortgage-backed securities. Security selection in the following sectors: financials; energy; U.S. government
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. government (using Treasury derivatives); commercial mortgage-backed securities; asset-backed securities. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: technology. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)	3.88%	(0.08)%	1.50%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 704,000,000
Holdings Count | Holding	1,937
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$704M
Total number of portfolio holdings	1,937
Total net advisory fee paid	$4.5M
Portfolio turnover rate during the reporting period	63%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	73.3%
Collateralized Mortgage Obligations	9.1%
Electric	4.3%
Banks	4.1%
Other Asset Backed Securities	2.8%
Repurchase Agreements	2.4%
Pipelines	1.7%
Software	1.6%
Foreign Government Obligations	1.3%
Media	1.1%
Oil & Gas	1.1%
Internet	1.1%
Food	1.0%
Semiconductors	0.8%
Telecommunications	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021824 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Diversified Fixed Income
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)*	$88	0.86%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 88	[14]
Expense Ratio, Percent	0.86%	[14]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 3.88% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. rates stayed elevated as inflationary pressure remained sticky, first from tariff-driven price increases and then from the Iran conflict lifting energy costs.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: high-yield (industrials and non-corporates); non-agency residential mortgage-backed securities; agency mortgage-backed securities; investment-grade credit (utilities and non-corporates). Security selection in the following sectors: investment-grade credit (utilities)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. government; agency mortgage-backed securities. Security selection in the following sectors: financials; energy; U.S. government
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. government (using Treasury derivatives); commercial mortgage-backed securities; asset-backed securities. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: technology. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 2)	3.88%	0.01%	1.59%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 704,000,000
Holdings Count | Holding	1,937
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$704M
Total number of portfolio holdings	1,937
Total net advisory fee paid	$4.5M
Portfolio turnover rate during the reporting period	63%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	73.3%
Collateralized Mortgage Obligations	9.1%
Electric	4.3%
Banks	4.1%
Other Asset Backed Securities	2.8%
Repurchase Agreements	2.4%
Pipelines	1.7%
Software	1.6%
Foreign Government Obligations	1.3%
Media	1.1%
Oil & Gas	1.1%
Internet	1.1%
Food	1.0%
Semiconductors	0.8%
Telecommunications	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021823 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Diversified Fixed Income
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)*	$72	0.71%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 72	[15]
Expense Ratio, Percent	0.71%	[15]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 4.16% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index & "Performance Index"). Over the period, U.S. rates stayed elevated as inflationary pressure remained sticky, first from tariff-driven price increases and then from the Iran conflict lifting energy costs.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
Wellington Management Company LLP | Allocations in the following sectors: high-yield (industrials and non-corporates); non-agency residential mortgage-backed securities; agency mortgage-backed securities; investment-grade credit (utilities and non-corporates). Security selection in the following sectors: investment-grade credit (utilities)
PineBridge Investments, LLC (active)  | Allocations in the following sectors: U.S. government; agency mortgage-backed securities. Security selection in the following sectors: financials; energy; U.S. government
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: none
TOP PERFORMANCE DETRACTORS
Wellington Management Company LLP  | Allocations in the following sectors: U.S. government (using Treasury derivatives); commercial mortgage-backed securities; asset-backed securities. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (active)  | Security selection in the following sectors: technology. In aggregate: yield curve and duration positioning
PineBridge Investments, LLC (passive)  | On an absolute basis, allocations in the following sectors: government securities

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Diversified Fixed Income Portfolio (Class 1)	4.16%	0.16%	1.76%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 704,000,000
Holdings Count | Holding	1,937
Advisory Fees Paid, Amount	$ 4,500,000
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$704M
Total number of portfolio holdings	1,937
Total net advisory fee paid	$4.5M
Portfolio turnover rate during the reporting period	63%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	73.3%
Collateralized Mortgage Obligations	9.1%
Electric	4.3%
Banks	4.1%
Other Asset Backed Securities	2.8%
Repurchase Agreements	2.4%
Pipelines	1.7%
Software	1.6%
Foreign Government Obligations	1.3%
Media	1.1%
Oil & Gas	1.1%
Internet	1.1%
Food	1.0%
Semiconductors	0.8%
Telecommunications	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000109742 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Century Inflation Managed
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 1)*	$62	0.61%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 62	[16]
Expense Ratio, Percent	0.61%	[16]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 2.68% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 3.00% for the Bloomberg U.S. TIPS Index (the "Performance Index"). Over the period, Treasury Inflation Protected Securities advanced along with the broad U.S. Treasury market, but they lagged nominal Treasuries as inflation expectations (measured by five- and ten-year break-even rates) ended the 12 months modestly lower.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | cash and cash equivalents; securitized agency; securitized credit
In aggregate:  | sector selection
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | inflation-linked government (TIPS)
In aggregate:  | duration and yield curve positioning

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Century Inflation Managed Portfolio (Class 1)	2.68%	1.04%	2.09%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 513,000,000
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	214
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	91%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.8%
Collateralized Mortgage Obligations	13.5%
Banks	5.8%
Short-Term Investments	3.9%
Foreign Government Obligations	3.7%
Home Equity	3.0%
Electric	2.9%
Other Asset Backed Securities	2.8%
Diversified Financial Services	1.7%
Insurance	1.0%
Software	0.9%
Pharmaceuticals	0.9%
REITS	0.8%
Healthcare-Products	0.8%
Biotechnology	0.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021826 [Member]
Shareholder Report [Line Items]
Fund Name	SA American Century Inflation Managed
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA American Century Inflation Managed Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA American Century Inflation Managed Portfolio (Class 3)*	$87	0.86%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 87	[17]
Expense Ratio, Percent	0.86%	[17]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 2.43% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 3.00% for the Bloomberg U.S. TIPS Index (the "Performance Index"). Over the period, Treasury Inflation Protected Securities advanced along with the broad U.S. Treasury market, but they lagged nominal Treasuries as inflation expectations (measured by five- and ten-year break-even rates) ended the 12 months modestly lower.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | cash and cash equivalents; securitized agency; securitized credit
In aggregate:  | sector selection
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | inflation-linked government (TIPS)
In aggregate:  | duration and yield curve positioning

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA American Century Inflation Managed Portfolio (Class 3)	2.43%	0.79%	1.85%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
Bloomberg U.S. TIPS Index	3.00%	1.48%	2.66%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 513,000,000
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 2,900,000
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	214
Total net advisory fee paid	$2.9M
Portfolio turnover rate during the reporting period	91%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	54.8%
Collateralized Mortgage Obligations	13.5%
Banks	5.8%
Short-Term Investments	3.9%
Foreign Government Obligations	3.7%
Home Equity	3.0%
Electric	2.9%
Other Asset Backed Securities	2.8%
Diversified Financial Services	1.7%
Insurance	1.0%
Software	0.9%
Pharmaceuticals	0.9%
REITS	0.8%
Healthcare-Products	0.8%
Biotechnology	0.7%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.

Credit Ratings Selection [Text Block]	Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021841 [Member]
Shareholder Report [Line Items]
Fund Name	SA Columbia Focused Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 3)*	$112	0.98%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 112	[18]
Expense Ratio, Percent	0.98%	[18]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 28.45% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 15.87% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities underperformed small-cap indices, according to the Russell® family of indices. Style performance was mixed, with large-cap growth outperforming large-cap value but small-cap value outperforming small-cap growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | information technology; energy; consumer discretionary
Security selection in the following sectors:  | financials; materials; industrials
Position weightings:  | Corning, Inc.; Applied Materials, Inc.; TechnipFMC PLC
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | industrials; communication services; cash
Security selection in the following sectors:  | real estate; consumer staples; utilities
Position weightings:  | Centene Corp.; American Tower Corp.; Micron Technology, Inc. (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 3)	28.45%	10.75%	12.69%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 308,000,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	38
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.0%
Telecommunications	7.1%
Healthcare-Services	6.7%
Electric	6.1%
Mining	5.8%
Pharmaceuticals	5.7%
Aerospace/Defense	5.5%
Oil & Gas	4.8%
Semiconductors	4.3%
Software	4.2%
Beverages	3.8%
REITS	3.6%
Retail	3.4%
Computers	3.2%
Agriculture	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021840 [Member]
Shareholder Report [Line Items]
Fund Name	SA Columbia Focused Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 2)*	$101	0.88%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 101	[19]
Expense Ratio, Percent	0.88%	[19]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 28.53% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 15.87% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities underperformed small-cap indices, according to the Russell® family of indices. Style performance was mixed, with large-cap growth outperforming large-cap value but small-cap value outperforming small-cap growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | information technology; energy; consumer discretionary
Security selection in the following sectors:  | financials; materials; industrials
Position weightings:  | Corning, Inc.; Applied Materials, Inc.; TechnipFMC PLC
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | industrials; communication services; cash
Security selection in the following sectors:  | real estate; consumer staples; utilities
Position weightings:  | Centene Corp.; American Tower Corp.; Micron Technology, Inc. (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 2)	28.53%	10.86%	12.80%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 308,000,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	38
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.0%
Telecommunications	7.1%
Healthcare-Services	6.7%
Electric	6.1%
Mining	5.8%
Pharmaceuticals	5.7%
Aerospace/Defense	5.5%
Oil & Gas	4.8%
Semiconductors	4.3%
Software	4.2%
Beverages	3.8%
REITS	3.6%
Retail	3.4%
Computers	3.2%
Agriculture	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000109743 [Member]
Shareholder Report [Line Items]
Fund Name	SA Columbia Focused Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Columbia Focused Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Columbia Focused Value Portfolio (Class 1)*	$83	0.73%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 83	[20]
Expense Ratio, Percent	0.73%	[20]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 28.76% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 15.87% for the Russell 1000® Value Index (the "Performance Index"). Over the period, U.S. large-cap equities underperformed small-cap indices, according to the Russell® family of indices. Style performance was mixed, with large-cap growth outperforming large-cap value but small-cap value outperforming small-cap growth.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
Allocations in the following sectors: | information technology; energy; consumer discretionary
Security selection in the following sectors:  | financials; materials; industrials
Position weightings:  | Corning, Inc.; Applied Materials, Inc.; TechnipFMC PLC
TOP PERFORMANCE DETRACTORS
Allocations in the following sectors:  | industrials; communication services; cash
Security selection in the following sectors:  | real estate; consumer staples; utilities
Position weightings:  | Centene Corp.; American Tower Corp.; Micron Technology, Inc. (lack of exposure)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Columbia Focused Value Portfolio (Class 1)	28.76%	11.01%	12.96%
S&P 500® Index	17.80%	12.06%	14.16%
Russell 1000® Value Index	15.87%	9.43%	10.58%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 308,000,000
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 2,000,000.0
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$308M
Total number of portfolio holdings	38
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	40%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	13.0%
Telecommunications	7.1%
Healthcare-Services	6.7%
Electric	6.1%
Mining	5.8%
Pharmaceuticals	5.7%
Aerospace/Defense	5.5%
Oil & Gas	4.8%
Semiconductors	4.3%
Software	4.2%
Beverages	3.8%
REITS	3.6%
Retail	3.4%
Computers	3.2%
Agriculture	2.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000171551 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Aggressive
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 1)*	$15	0.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 15	[21]
Expense Ratio, Percent	0.14%	[21]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 15.07% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 16.12% for the Blended Index (the "Performance Index") comprised of 57% Russell 3000® Index; 20% Bloomberg U.S. Aggregate Bond Index; 23% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Aggressive Portfolio (Class 1)	15.07%	6.86%	9.30%
Russell 3000® Index	18.09%	10.87%	13.66%
57% Russell 3000® Index; 23% MSCI EAFE Index (net); 20% Bloomberg U.S. Aggregate Bond Index	16.12%	8.20%	10.11%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 509,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$509M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021842 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Aggressive
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Aggressive Portfolio (Class 3)*	$42	0.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 42	[22]
Expense Ratio, Percent	0.39%	[22]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 14.79% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 16.12% for the Blended Index (the "Performance Index") comprised of 57% Russell 3000® Index; 20% Bloomberg U.S. Aggregate Bond Index; 23% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Aggressive Portfolio (Class 3)	14.79%	6.61%	9.13%
Russell 3000® Index	18.09%	10.87%	13.72%
57% Russell 3000® Index; 23% MSCI EAFE Index (net); 20% Bloomberg U.S. Aggregate Bond Index	16.12%	8.20%	10.22%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 509,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$509M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	16%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021843 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderately Aggressive
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 3)*	$41	0.39%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 41	[23]
Expense Ratio, Percent	0.39%	[23]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 12.53% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 13.84% for the Blended Index (the "Performance Index") comprised of 47% Russell 3000® Index; 35% Bloomberg U.S. Aggregate Bond Index; 18% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Moderately Aggressive Portfolio (Class 3)	12.53%	5.46%	7.82%
Russell 3000® Index	18.09%	10.87%	13.72%
47% Russell 3000® Index; 18% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	13.84%	6.76%	8.70%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 515,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$515M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000171552 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderately Aggressive
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderately Aggressive Portfolio (Class 1)*	$15	0.14%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 15	[24]
Expense Ratio, Percent	0.14%	[24]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 12.85% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 13.84% for the Blended Index (the "Performance Index") comprised of 47% Russell 3000® Index; 35% Bloomberg U.S. Aggregate Bond Index; 18% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Moderately Aggressive Portfolio (Class 1)	12.85%	5.74%	7.98%
Russell 3000® Index	18.09%	10.87%	13.66%
47% Russell 3000® Index; 18% MSCI EAFE Index (net); 35% Bloomberg U.S. Aggregate Bond Index	13.84%	6.76%	8.59%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 515,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 500,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$515M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000171553 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderate
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 1)*	$17	0.16%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 17	[25]
Expense Ratio, Percent	0.16%	[25]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.54% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 12.31% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000® Index; 45% Bloomberg U.S. Aggregate Bond Index; 14% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Moderate Portfolio (Class 1)	11.54%	4.94%	7.07%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.51%
41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	12.31%	5.82%	7.59%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 296,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021844 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Moderate
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Moderate Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Moderate Portfolio (Class 3)*	$43	0.41%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 43	[26]
Expense Ratio, Percent	0.41%	[26]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.20% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 12.31% for the Blended Index (the "Performance Index") comprised of 41% Russell 3000® Index; 45% Bloomberg U.S. Aggregate Bond Index; 14% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; international equities. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Moderate Portfolio (Class 3)	11.20%	4.67%	6.94%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index	12.31%	5.82%	7.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 296,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 300,000
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$296M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	21%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021845 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Balanced
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 3)*	$44	0.42%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 44	[27]
Expense Ratio, Percent	0.42%	[27]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 9.18% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 10.11% for the Blended Index (the "Performance Index") comprised of 30% Russell 3000® Index; 60% Bloomberg U.S. Aggregate Bond Index; 10% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; real estate. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Allocation Balanced Portfolio (Class 3)	9.18%	3.48%	5.53%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.70%
30% Russell 3000® Index; 10% MSCI EAFE Index (net); 60% Bloomberg U.S. Aggregate Bond Index	10.11%	4.33%	6.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 244,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$244M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000171554 [Member]
Shareholder Report [Line Items]
Fund Name	SA Allocation Balanced
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Allocation Balanced Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Allocation Balanced Portfolio (Class 1)*	$18	0.17%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 18	[28]
Expense Ratio, Percent	0.17%	[28]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 9.46% for the year ended March 31, 2026, compared to 4.35% for the Bloomberg U.S. Aggregate Bond Index (a broad-based securities market index) and 10.11% for the Blended Index (the "Performance Index") comprised of 30% Russell 3000® Index; 60% Bloomberg U.S. Aggregate Bond Index; 10% MSCI EAFE Index (net). Over the period, emerging market equities outperformed both international developed market and U.S. equities. The bond market experienced positive returns during the period helped by the Federal Reserve’s reduction in the Federal Funds Rate.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large cap growth equities; international value equities. Allocations in the following funds: SA Columbia Focused Value Portfolio; SA PIMCO RAE International Value Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: high-yield bonds; corporate bonds. Allocations in the following funds: SA PineBridge High-Yield Bond Portfolio
Asset Allocation  | tactical
TOP PERFORMANCE DETRACTORS
For the equity segment of the fund  | Allocations in the following asset classes: U.S. large cap value equities; real estate. Allocations to the following funds: SA Fidelity Institutional AM® International Growth Portfolio; SA BlackRock Advantage International Portfolio (formerly SA Morgan Stanley International Equities Portfolio); SA AB Growth Portfolio
For the fixed income segment of the fund  | Allocations in the following asset classes: inflation protection. Allocations to the following funds: SA Federated Hermes Corporate Bond Portfolio

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below since inception of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	Since Inception 9/26/2016
SA Allocation Balanced Portfolio (Class 1)	9.46%	3.74%	5.60%
Bloomberg U.S. Aggregate Bond Index	4.35%	0.31%	1.51%
30% Russell 3000® Index; 10% MSCI EAFE Index (net); 60% Bloomberg U.S. Aggregate Bond Index	10.11%	4.33%	5.97%

Performance Inception Date	Sep. 26, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 244,000,000
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 200,000
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$244M
Total number of portfolio holdings	46
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	18%

Holdings [Text Block]	Graphical Representation of Holdings The information below represents the composition of the Portfolio's net assets as of the end of the period. Portfolio Composition
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021852 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Allocation Moderately Aggressive
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)*	$102	0.93%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 102	[29]
Expense Ratio, Percent	0.93%	[29]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.28% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 16.60% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, emerging market equities led performance on a regional basis, followed by international developed-market equities and U.S. equities. The Treasury market delivered relatively flat returns, as measured by the Bloomberg U.S. Treasury Index. Ten-year U.S. Treasury yields finished the 12-month period slightly higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity futures)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 1)	18.28%	9.48%	10.37%
Russell 3000® Index	18.09%	10.87%	13.72%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	16.60%	8.31%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 199,000,000
Holdings Count | Holding	1,814
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,814
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.3%
Semiconductors	9.8%
Banks	7.5%
U.S. Government & Agency Obligations	6.6%
Software	5.5%
Computers	4.9%
Pharmaceuticals	4.9%
Diversified Financial Services	3.1%
Insurance	3.1%
Telecommunications	3.0%
Electric	2.4%
Aerospace/Defense	2.2%
Machinery-Construction & Mining	2.2%
Oil & Gas	2.0%
Repurchase Agreements	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021853 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Allocation Moderately Aggressive
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)*	$118	1.08%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 118	[30]
Expense Ratio, Percent	1.08%	[30]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 18.06% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 16.60% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, emerging market equities led performance on a regional basis, followed by international developed-market equities and U.S. equities. The Treasury market delivered relatively flat returns, as measured by the Bloomberg U.S. Treasury Index. Ten-year U.S. Treasury yields finished the 12-month period slightly higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity futures)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 2)	18.06%	9.30%	10.21%
Russell 3000® Index	18.09%	10.87%	13.72%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	16.60%	8.31%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 199,000,000
Holdings Count | Holding	1,814
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,814
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.3%
Semiconductors	9.8%
Banks	7.5%
U.S. Government & Agency Obligations	6.6%
Software	5.5%
Computers	4.9%
Pharmaceuticals	4.9%
Diversified Financial Services	3.1%
Insurance	3.1%
Telecommunications	3.0%
Electric	2.4%
Aerospace/Defense	2.2%
Machinery-Construction & Mining	2.2%
Oil & Gas	2.0%
Repurchase Agreements	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021854 [Member]
Shareholder Report [Line Items]
Fund Name	SA Franklin Allocation Moderately Aggressive
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Franklin Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)*	$129	1.18%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 129	[31]
Expense Ratio, Percent	1.18%	[31]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.94% for the year ended March 31, 2026, compared to 18.09% for the Russell 3000® Index (a broad-based securities market index) and 16.60% for the Blended Index (the "Performance Index") comprised of 60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net). Over the 12-month period, emerging market equities led performance on a regional basis, followed by international developed-market equities and U.S. equities. The Treasury market delivered relatively flat returns, as measured by the Bloomberg U.S. Treasury Index. Ten-year U.S. Treasury yields finished the 12-month period slightly higher.
The following is a summary of the top contributors and detractors that impacted the Portfolio's performance during the year relative to the Performance Index.
TOP PERFORMANCE CONTRIBUTORS
For the equity segment of the fund | Allocations in the following asset classes: U.S. large-cap equities; international equities; emerging market equities
For the fixed income segment of the fund  | Allocations in the following asset classes: core fixed income
TOP PERFORMANCE DETRACTORS
Asset Allocation  | tactical (using equity futures)

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Franklin Allocation Moderately Aggressive Portfolio (Class 3)	17.94%	9.19%	10.10%
Russell 3000® Index	18.09%	10.87%	13.72%
60% Russell 3000® Index; 15% Bloomberg U.S. Aggregate Bond Index; 15% MSCI EAFE Index (net); 5% JP Morgan Developed Market High Yield Index; 5% MSCI Emerging Markets Index (net)	16.60%	8.31%	10.59%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 199,000,000
Holdings Count | Holding	1,814
Advisory Fees Paid, Amount	$ 1,400,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$199M
Total number of portfolio holdings	1,814
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	51%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	10.3%
Semiconductors	9.8%
Banks	7.5%
U.S. Government & Agency Obligations	6.6%
Software	5.5%
Computers	4.9%
Pharmaceuticals	4.9%
Diversified Financial Services	3.1%
Insurance	3.1%
Telecommunications	3.0%
Electric	2.4%
Aerospace/Defense	2.2%
Machinery-Construction & Mining	2.2%
Oil & Gas	2.0%
Repurchase Agreements	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021860 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 3)*	$114	1.05%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 114	[32]
Expense Ratio, Percent	1.05%	[32]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 17.91% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 22.67% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities and underperformed small-cap equities, as measured by their respective Russell® indexes. Growth-oriented stocks outperformed value stocks in the large-cap universe, but growth trailed value across the mid- and small-cap spectrum, based on Russell® index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; communication services; industrials. On an absolute basis, position weightings: NVIDIA Corp.; Alphabet, Inc., Class A; Alphabet, Inc., Class C
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; business services. On an absolute basis, position weightings: Broadcom, Inc.; Netflix, Inc.; Tesla, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer staples; health care; materials. Security selection in the following sectors: health care. Position weightings: Cloudflare, Inc., Class A; Royalty Pharma PLC, Class A; Roivant Sciences, Ltd.
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; consumer staples. Security selection in the following sectors: industrials; energy; health care. Position weightings: Targa Resources Corp.; AppLovin Corp., Class A; GE Vernova, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: financials. On an absolute basis, position weightings: ServiceNow, Inc.; Netflix, Inc.; Microsoft Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: telecommunication services; energy; financials. On an absolute basis, position weightings: Apple, Inc.; Meta Platforms, Inc., Class A; Fiserv, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; consumer discretionary; financials. Security selection in the following sectors: communication services; information technology; consumer discretionary. Position weightings: NVIDIA Corp. (lack of exposure); Broadcom, Inc. (lack of exposure); Strategy, Inc., Class A
Goldman Sachs Asset Management, L.P.   | Allocations in the following sectors: health care; communication services; consumer discretionary. Security selection in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class A; Oracle Corp.; Apple, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 3)	17.91%	7.54%	13.66%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Growth Index	22.67%	12.63%	15.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 229,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$229M
Total number of portfolio holdings	189
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	20.9%
Semiconductors	18.1%
Software	17.0%
Computers	6.2%
Biotechnology	4.5%
Auto Manufacturers	3.8%
Pharmaceuticals	3.3%
Diversified Financial Services	3.1%
Healthcare-Products	2.8%
Commercial Services	2.2%
Retail	2.2%
Banks	1.9%
Aerospace/Defense	1.7%
Machinery-Construction & Mining	1.2%
Insurance	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021859 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 2)*	$104	0.95%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 104	[33]
Expense Ratio, Percent	0.95%	[33]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 17.97% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 22.67% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities and underperformed small-cap equities, as measured by their respective Russell® indexes. Growth-oriented stocks outperformed value stocks in the large-cap universe, but growth trailed value across the mid- and small-cap spectrum, based on Russell® index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; communication services; industrials. On an absolute basis, position weightings: NVIDIA Corp.; Alphabet, Inc., Class A; Alphabet, Inc., Class C
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; business services. On an absolute basis, position weightings: Broadcom, Inc.; Netflix, Inc.; Tesla, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer staples; health care; materials. Security selection in the following sectors: health care. Position weightings: Cloudflare, Inc., Class A; Royalty Pharma PLC, Class A; Roivant Sciences, Ltd.
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; consumer staples. Security selection in the following sectors: industrials; energy; health care. Position weightings: Targa Resources Corp.; AppLovin Corp., Class A; GE Vernova, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: financials. On an absolute basis, position weightings: ServiceNow, Inc.; Netflix, Inc.; Microsoft Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: telecommunication services; energy; financials. On an absolute basis, position weightings: Apple, Inc.; Meta Platforms, Inc., Class A; Fiserv, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; consumer discretionary; financials. Security selection in the following sectors: communication services; information technology; consumer discretionary. Position weightings: NVIDIA Corp. (lack of exposure); Broadcom, Inc. (lack of exposure); Strategy, Inc., Class A
Goldman Sachs Asset Management, L.P.   | Allocations in the following sectors: health care; communication services; consumer discretionary. Security selection in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class A; Oracle Corp.; Apple, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 2)	17.97%	7.63%	13.76%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Growth Index	22.67%	12.63%	15.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 229,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$229M
Total number of portfolio holdings	189
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	20.9%
Semiconductors	18.1%
Software	17.0%
Computers	6.2%
Biotechnology	4.5%
Auto Manufacturers	3.8%
Pharmaceuticals	3.3%
Diversified Financial Services	3.1%
Healthcare-Products	2.8%
Commercial Services	2.2%
Retail	2.2%
Banks	1.9%
Aerospace/Defense	1.7%
Machinery-Construction & Mining	1.2%
Insurance	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021858 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Growth
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Growth Portfolio (Class 1)*	$87	0.80%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 87	[34]
Expense Ratio, Percent	0.80%	[34]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 18.12% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 22.67% for the S&P 500® Growth Index (the "Performance Index"). Over the period, U.S. large-cap equities outperformed mid-cap equities and underperformed small-cap equities, as measured by their respective Russell® indexes. Growth-oriented stocks outperformed value stocks in the large-cap universe, but growth trailed value across the mid- and small-cap spectrum, based on Russell® index performance.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; communication services; industrials. On an absolute basis, position weightings: NVIDIA Corp.; Alphabet, Inc., Class A; Alphabet, Inc., Class C
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; consumer cyclicals; business services. On an absolute basis, position weightings: Broadcom, Inc.; Netflix, Inc.; Tesla, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: consumer staples; health care; materials. Security selection in the following sectors: health care. Position weightings: Cloudflare, Inc., Class A; Royalty Pharma PLC, Class A; Roivant Sciences, Ltd.
Goldman Sachs Asset Management, L.P.  | Allocations in the following sectors: financials; information technology; consumer staples. Security selection in the following sectors: industrials; energy; health care. Position weightings: Targa Resources Corp.; AppLovin Corp., Class A; GE Vernova, Inc.
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: financials. On an absolute basis, position weightings: ServiceNow, Inc.; Netflix, Inc.; Microsoft Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: telecommunication services; energy; financials. On an absolute basis, position weightings: Apple, Inc.; Meta Platforms, Inc., Class A; Fiserv, Inc.
Morgan Stanley Investment Management Inc.  | Allocations in the following sectors: information technology; consumer discretionary; financials. Security selection in the following sectors: communication services; information technology; consumer discretionary. Position weightings: NVIDIA Corp. (lack of exposure); Broadcom, Inc. (lack of exposure); Strategy, Inc., Class A
Goldman Sachs Asset Management, L.P.   | Allocations in the following sectors: health care; communication services; consumer discretionary. Security selection in the following sectors: information technology; communication services; consumer discretionary. Position weightings: Alphabet, Inc., Class A; Oracle Corp.; Apple, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Growth Portfolio (Class 1)	18.12%	7.79%	13.93%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Growth Index	22.67%	12.63%	15.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Net Assets	$ 229,000,000
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 2,100,000
Investment Company Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$229M
Total number of portfolio holdings	189
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	55%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Internet	20.9%
Semiconductors	18.1%
Software	17.0%
Computers	6.2%
Biotechnology	4.5%
Auto Manufacturers	3.8%
Pharmaceuticals	3.3%
Diversified Financial Services	3.1%
Healthcare-Products	2.8%
Commercial Services	2.2%
Retail	2.2%
Banks	1.9%
Aerospace/Defense	1.7%
Machinery-Construction & Mining	1.2%
Insurance	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021864 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 1)*	$92	0.87%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 92	[35]
Expense Ratio, Percent	0.87%	[35]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 1 shares posted a return of 11.32% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 12.91% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. For small- and mid-cap stocks, value-oriented stocks outperformed growth stocks, but growth outperformed value among large-cap stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; energy; industrials. On an absolute basis, position weightings: Apple, Inc.; Microsoft Corp.; Exxon Mobil Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Microsoft Corp.; Walmart, Inc.; Boeing Co.
Wellington Management Company LLP  | Allocations in the following sectors: consumer discretionary; communication services; industrials. Security selection in the following sectors: health care; industrials; communication services. Position weightings: Corning, Inc.; Broadcom, Inc.; Alphabet, Inc., Class C
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer discretionary; energy; real estate. Security selection in the following sectors: financials; communication services; health care. Position weightings: Estee Lauder Cos., Inc., Class A; Analog Devices, Inc.; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Salesforce, Inc.; Tesla, Inc.; UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; energy; health care. On an absolute basis, position weightings: UnitedHealth Group, Inc.; Apple, Inc.; Chevron Corp.
Wellington Management Company LLP  | Allocations in the following sectors: health care; energy; information technology. Security selection in the following sectors: information technology; consumer discretionary; financials. Position weightings: UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); H&R Block, Inc.
American Century Investment Management, Inc.   | Allocations in the following sectors: health care; cash; consumer staples. Security selection in the following sectors: information technology; consumer staples; materials. Position weightings: Graphic Packaging Holding Co.; Micron Technology, Inc. (lack of exposure); Zimmer Biomet Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 1)	11.32%	8.89%	9.97%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Value Index	12.91%	10.68%	11.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2026
Net Assets	$ 295,000,000
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$295M
Total number of portfolio holdings	487
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.7%
Banks	7.8%
Oil & Gas	5.3%
Diversified Financial Services	5.2%
Computers	5.2%
Insurance	5.1%
Retail	4.9%
Electric	4.5%
Internet	4.0%
Semiconductors	3.8%
Healthcare-Services	3.3%
Telecommunications	3.2%
REITS	2.9%
Software	2.8%
Beverages	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Additionally, effective April 30, 2026 (the “Effective Date”), Federated MDTA LLC (“Federated”) replaced American Century Investment Management, Inc. as one of the subadvisers to the actively managed portion of the Portfolio. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, on the Effective Date, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by Federated. As a result of these changes, REITs risk, sector risk and quantitative investment risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Material Fund Change Strategies [Text Block]	Additionally, on the Effective Date, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by Federated.
Material Fund Change Risks Change [Text Block]	As a result of these changes, REITs risk, sector risk and quantitative investment risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Additionally, effective April 30, 2026 (the “Effective Date”), Federated MDTA LLC (“Federated”) replaced American Century Investment Management, Inc. as one of the subadvisers to the actively managed portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021865 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 2)*	$108	1.02%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 108	[36]
Expense Ratio, Percent	1.02%	[36]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 2 shares posted a return of 11.24% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 12.91% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. For small- and mid-cap stocks, value-oriented stocks outperformed growth stocks, but growth outperformed value among large-cap stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; energy; industrials. On an absolute basis, position weightings: Apple, Inc.; Microsoft Corp.; Exxon Mobil Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Microsoft Corp.; Walmart, Inc.; Boeing Co.
Wellington Management Company LLP  | Allocations in the following sectors: consumer discretionary; communication services; industrials. Security selection in the following sectors: health care; industrials; communication services. Position weightings: Corning, Inc.; Broadcom, Inc.; Alphabet, Inc., Class C
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer discretionary; energy; real estate. Security selection in the following sectors: financials; communication services; health care. Position weightings: Estee Lauder Cos., Inc., Class A; Analog Devices, Inc.; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Salesforce, Inc.; Tesla, Inc.; UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; energy; health care. On an absolute basis, position weightings: UnitedHealth Group, Inc.; Apple, Inc.; Chevron Corp.
Wellington Management Company LLP  | Allocations in the following sectors: health care; energy; information technology. Security selection in the following sectors: information technology; consumer discretionary; financials. Position weightings: UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); H&R Block, Inc.
American Century Investment Management, Inc.   | Allocations in the following sectors: health care; cash; consumer staples. Security selection in the following sectors: information technology; consumer staples; materials. Position weightings: Graphic Packaging Holding Co.; Micron Technology, Inc. (lack of exposure); Zimmer Biomet Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 2)	11.24%	8.74%	9.81%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Value Index	12.91%	10.68%	11.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2026
Net Assets	$ 295,000,000
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$295M
Total number of portfolio holdings	487
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.7%
Banks	7.8%
Oil & Gas	5.3%
Diversified Financial Services	5.2%
Computers	5.2%
Insurance	5.1%
Retail	4.9%
Electric	4.5%
Internet	4.0%
Semiconductors	3.8%
Healthcare-Services	3.3%
Telecommunications	3.2%
REITS	2.9%
Software	2.8%
Beverages	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Additionally, effective April 30, 2026 (the “Effective Date”), Federated MDTA LLC (“Federated”) replaced American Century Investment Management, Inc. as one of the subadvisers to the actively managed portion of the Portfolio. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, on the Effective Date, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by Federated. As a result of these changes, REITs risk, sector risk and quantitative investment risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Material Fund Change Strategies [Text Block]	Additionally, on the Effective Date, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by Federated.
Material Fund Change Risks Change [Text Block]	As a result of these changes, REITs risk, sector risk and quantitative investment risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Additionally, effective April 30, 2026 (the “Effective Date”), Federated MDTA LLC (“Federated”) replaced American Century Investment Management, Inc. as one of the subadvisers to the actively managed portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.
C000021866 [Member]
Shareholder Report [Line Items]
Fund Name	SA Multi-Managed Large Cap Value
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio (the “Portfolio”) for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Material Fund Change Notice [Text Block]	This report describes changes to the Portfolio that occurred during the reporting period.
Additional Information Phone Number	1-800-448-2542
Additional Information Website	venerable.onlineprospectus.net/funds/sast_sst/
Expenses [Text Block]
Fund Expenses
What were the Portfolio costs for the last year ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Multi-Managed Large Cap Value Portfolio (Class 3)*	$118	1.12%
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

Expenses Paid, Amount	$ 118	[37]
Expense Ratio, Percent	1.12%	[37]
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
The Class 3 shares posted a return of 11.10% for the year ended March 31, 2026, compared to 17.80% for the S&P 500® Index (a broad-based securities market index) and 12.91% for the S&P 500® Value Index (the "Performance Index"). Over the period, U.S. small-cap equities outperformed large- and mid-cap equities, according to the Russell® family of indices. For small- and mid-cap stocks, value-oriented stocks outperformed growth stocks, but growth outperformed value among large-cap stocks.
The following is a summary, by subadviser, of the top contributors and detractors that impacted their portion of the Portfolio's performance during the year compared to their relevant Index.
TOP PERFORMANCE CONTRIBUTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026 | On an absolute basis, allocations in the following sectors: information technology; energy; industrials. On an absolute basis, position weightings: Apple, Inc.; Microsoft Corp.; Exxon Mobil Corp.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Microsoft Corp.; Walmart, Inc.; Boeing Co.
Wellington Management Company LLP  | Allocations in the following sectors: consumer discretionary; communication services; industrials. Security selection in the following sectors: health care; industrials; communication services. Position weightings: Corning, Inc.; Broadcom, Inc.; Alphabet, Inc., Class C
American Century Investment Management, Inc.  | Allocations in the following sectors: consumer discretionary; energy; real estate. Security selection in the following sectors: financials; communication services; health care. Position weightings: Estee Lauder Cos., Inc., Class A; Analog Devices, Inc.; Berkshire Hathaway, Inc., Class B
TOP PERFORMANCE DETRACTORS
BlackRock Investment Management, LLC – April 30, 2025 to March 31, 2026  | On an absolute basis, allocations in the following sectors: none. On an absolute basis, position weightings: Salesforce, Inc.; Tesla, Inc.; UnitedHealth Group, Inc.
SunAmerica Asset Management, LLC - April 1, 2025 to April 29, 2025  | On an absolute basis, allocations in the following sectors: information technology; energy; health care. On an absolute basis, position weightings: UnitedHealth Group, Inc.; Apple, Inc.; Chevron Corp.
Wellington Management Company LLP  | Allocations in the following sectors: health care; energy; information technology. Security selection in the following sectors: information technology; consumer discretionary; financials. Position weightings: UnitedHealth Group, Inc.; Micron Technology, Inc. (lack of exposure); H&R Block, Inc.
American Century Investment Management, Inc.   | Allocations in the following sectors: health care; cash; consumer staples. Security selection in the following sectors: information technology; consumer staples; materials. Position weightings: Graphic Packaging Holding Co.; Micron Technology, Inc. (lack of exposure); Zimmer Biomet Holdings, Inc.

Performance Past Does Not Indicate Future [Text]	The Portfolio ’s past performance is not a good predictor of how the Portfolio will perform in the future.
Line Graph [Table Text Block]	Fund Performance The following graph compares a $10,000 initial investment in the Portfolio to the index(es) listed below for the last 10 fiscal years of the Portfolio. GROWTH OF $10,000
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Year	10 Year
SA Multi-Managed Large Cap Value Portfolio (Class 3)	11.10%	8.62%	9.70%
S&P 500® Index	17.80%	12.06%	14.16%
S&P 500® Value Index	12.91%	10.68%	11.49%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares.
Material Change Date	Apr. 30, 2026
Net Assets	$ 295,000,000
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 2,500,000
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$295M
Total number of portfolio holdings	487
Total net advisory fee paid	$2.5M
Portfolio turnover rate during the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Pharmaceuticals	8.7%
Banks	7.8%
Oil & Gas	5.3%
Diversified Financial Services	5.2%
Computers	5.2%
Insurance	5.1%
Retail	4.9%
Electric	4.5%
Internet	4.0%
Semiconductors	3.8%
Healthcare-Services	3.3%
Telecommunications	3.2%
REITS	2.9%
Software	2.8%
Beverages	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Portfolio since the beginning of the period.  Effective January 1, 2026, SunAmerica Asset Management, LLC (“SunAmerica”), the investment adviser to the Portfolio, was acquired by Venerable Holdings, Inc. from SunAmerica’s prior owner, Corebridge Financial, Inc., which resulted in a change of control of SunAmerica and termination of its investment advisory agreement with the Portfolio. A new investment advisory agreement effective January 1, 2026 was approved by shareholders of the Portfolio at a December 8, 2025 shareholder meeting. Additionally, effective April 30, 2026 (the “Effective Date”), Federated MDTA LLC (“Federated”) replaced American Century Investment Management, Inc. as one of the subadvisers to the actively managed portion of the Portfolio. On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels. Additionally, on the Effective Date, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by Federated. As a result of these changes, REITs risk, sector risk and quantitative investment risk were added as principal risks. For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/.  You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.

Material Fund Change Expenses [Text Block]	On the Effective Date, a contractual advisory fee waiver was implemented in the amount of 0.02% of average daily net assets at each of the Portfolio’s advisory fee breakpoint levels.
Material Fund Change Strategies [Text Block]	Additionally, on the Effective Date, changes to the Portfolio’s investment strategies and techniques were adjusted to match the investment processes and techniques used by Federated.
Material Fund Change Risks Change [Text Block]	As a result of these changes, REITs risk, sector risk and quantitative investment risk were added as principal risks.
Material Fund Change Adviser [Text Block]	Additionally, effective April 30, 2026 (the “Effective Date”), Federated MDTA LLC (“Federated”) replaced American Century Investment Management, Inc. as one of the subadvisers to the actively managed portion of the Portfolio.
Summary of Change Legend [Text Block]	For more comprehensive information, you can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge Financial, Inc. at 1-800-448-2542.
Updated Prospectus Phone Number	1-800-448-2542
Updated Prospectus Web Address	venerable.onlineprospectus.net/funds/sast_sst/
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the accountants during the period.

[1]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[2]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[3]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[4]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[5]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[6]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[7]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[8]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[9]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[10]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[11]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[12]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[13]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[14]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[15]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[16]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[17]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[18]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[19]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[20]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[21]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[22]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[23]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[24]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[25]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[26]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[27]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[28]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[29]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[30]	The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.
[31]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[32]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[33]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[34]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[35]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[36]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.

[37]
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies (“Variable Contracts”) that invest in the Portfolio.